Securities - Summary of Securities Available for Sale Sold (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Available-for-sale Securities [Abstract]
Proceeds received from sale	$ 4,048	$ 9,943	$ 60,369
Gross Gains on sale	$ 26	$ 142	$ 195